Geographic Information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Geographic Information [Line Items]
Long-lived assets	$ 11,230	$ 9,247
U.S [Member]
Geographic Information [Line Items]
Long-lived assets	232	268
Israel [Member]
Geographic Information [Line Items]
Long-lived assets	10,342	8,385
EMEA [Member]
Geographic Information [Line Items]
Long-lived assets	378	341
Asia Pacific [Member]
Geographic Information [Line Items]
Long-lived assets	$ 278	$ 253